2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2018
Investment Securities
Schedule of available for sale securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities AFS	Cost	Gains	Losses	Value

December 31, 2018
U.S. GSE debt securities	$14,010,100	$394	$259,391	$13,751,103
Agency MBS	16,020,892	2,701	449,068	15,574,525
ABS and OAS	1,988,565	3,806	6,242	1,986,129
Other investments	8,167,000	8,472	120,398	8,055,074
	$40,186,557	$15,373	$835,099	$39,366,831

December 31, 2017
U.S. GSE debt securities	$17,308,229	$0	$149,487	$17,158,742
Agency MBS	16,782,380	11,144	180,187	16,613,337
Other investments	4,707,000	165	28,591	4,678,574
	$38,797,609	$11,309	$358,265	$38,450,653

Schedule of held to maturity securities
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
Securities HTM	Cost	Gains	Losses	Value*

December 31, 2018
States and political subdivisions	$47,067,023	$332,415	$171,438	$47,228,000

December 31, 2017
States and political subdivisions	$48,824,965	$0	$28,965	$48,796,000

Schedule of investments pledged as collateral
	Amortized	Fair
	Cost	Value

December 31, 2018	$40,186,557	$39,366,831
December 31, 2017	38,797,609	38,450,653

Schedule of maturities of debt securities available for sale
	Amortized	Fair
	Cost	Value

Due from one to five years	$12,714,642	$12,519,008
Due from five to ten years	11,451,023	11,273,298
Mortgage-backed securities	16,020,892	15,574,525
	$40,186,557	$39,366,831

Schedule of maturities of debt securities held to maturity
	Amortized	Fair
	Cost	Value*

Due in one year or less	$23,052,312	$23,052,000
Due from one to five years	5,907,713	5,948,000
Due from five to ten years	6,481,941	6,522,000
Due after ten years	11,625,057	11,706,000
	$47,067,023	$47,228,000

*Method used to determine fair value rounds values to nearest thousand.

Schedule of unrealized loss
	Less than 12 months		12 months or more			Totals
	Fair	Unrealized	Fair	Unrealized	Number of	Fair	Unrealized
	Value	Loss	Value	Loss	Securities	Value	Loss
December 31, 2018
U.S. GSE debt securities	$1,465,947	$6,752	$11,284,761	$252,639	11	$12,750,708	$259,391
Agency MBS	2,317,838	22,029	12,223,386	427,039	24	14,541,224	449,068
ABS and OAS	976,226	6,242	0	0	1	976,226	6,242
Other investments	1,956,914	20,086	4,113,688	100,312	25	6,070,602	120,398
State and political subdivisions	5,417,189	17,957	15,582,323	153,481	78	20,999,512	171,438
	$12,134,114	$73,066	$43,204,158	$933,471	139	$55,338,272	$1,006,537

December 31, 2017
U.S. GSE debt securities	$13,223,739	$84,490	$3,935,003	$64,997	15	$17,158,742	$149,487
Agency MBS	9,251,323	105,063	4,542,446	75,124	21	13,793,769	180,187
Other investments	3,692,571	25,429	244,838	3,162	16	3,937,409	28,591
State and political subdivisions	22,530,141	28,965	0	0	79	22,530,141	28,965
	$48,697,774	$243,947	$8,722,287	$143,283	131	$57,420,061	$387,230